UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Longbow Capital Partners, L.P.
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Address:    598 Madison Avenue
           --------------------------------------------------
            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-11083
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas M. Fitzgerald III
           --------------------------------------------------
Title:       Managing Member
           --------------------------------------------------
Phone:       (212) 345-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Thomas M. Fitzgerald III      New York, New York      November 14, 2006
-----------------------------      ------------------      ------------------
        [Signature]                  [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          14
                                               -------------

Form 13F Information Table Value Total:         $333,627
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                       13F File Number             Name

NONE


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
                                                  Form 13F INFORMATION TABLE


    COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5    COLUMN 6   COLUMN 7                  COLUMN 8
---------------------------- -------------- --------- --------   -------------  ---------- ------------------   --------------------
                                                        VALUE       SHRS OR     SH/ PUT/   INVESTMENT   OTHER    VOTING AUTHORITY
    NAME OF ISSUER           TITLE OF CLASS   CUSIP    (x$1000)     PRN AMT     PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED NONE
---------------------------- -------------- --------- --------   -------------  ---------- -------------------- --------------------
ALLEGHENY ENERGY INC         COM            017361106   20,487      510,000     SH         SOLE                   510,000   0
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN ELEC PWR INC.       COM            025537101   34,264      942,100     SH         SOLE                   942,100   0
------------------------------------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC            COM            20854P109    1,774       55,900     SH         SOLE                    55,900   0
------------------------------------------------------------------------------------------------------------------------------------
EDISON INTL                  COM            281020107   34,236      822,200     SH         SOLE                   822,200   0
------------------------------------------------------------------------------------------------------------------------------------
EMPIRE DIST ELEC CO          COM            291641108    1,262       56,400     SH         SOLE                    56,400   0
------------------------------------------------------------------------------------------------------------------------------------
ENTERGY CORP NEW             COM            29364G103   44,114      563,900     SH         SOLE                   563,900   0
------------------------------------------------------------------------------------------------------------------------------------
FOUNDATION COAL HLDGS INC    COM            35039W100    2,437       75,300     SH         SOLE                    75,300   0
------------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC               COM            629377508   42,722      943,100     SH         SOLE                   943,100   0
------------------------------------------------------------------------------------------------------------------------------------
NORTHEAST UTILS              COM            664397106    3,411      146,600     SH         SOLE                   146,600   0
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PORTLAND GEN ELEC CO         COM NEW        736508847   14,187      581,200     SH         SOLE                   581,200   0
------------------------------------------------------------------------------------------------------------------------------------
SCANA CORP NEW               COM            80589M102   31,854      791,000     SH         SOLE                   791,000   0
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UGI CORP NEW                 COM            902681105   37,110    1,517,800     SH         SOLE                 1,517,800   0
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WISCONSIN ENERGY CORP        COM            976657106   45,193    1,047,600     SH         SOLE                 1,047,600   0
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XCEL ENERGY INC              COM            98389B100   20,576      996,400     SH         SOLE                   996,400   0
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